Fair Value - Change in Fair Value of Derivative Warrant Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	$ 2,119	$ 1,145	$ 2,119	$ 1,145	$ 2,119	$ 1,145	$ 1,145	$ 582
Conversion of warrants to preferred shares	5,889		5,889		5,889		0	0
Change in fair value of derivative liabilities	3,770	(41)	3,770	78	3,770	427	974	563
Derivative warrant liabilities at the end	0	1,104	0	1,223	0	1,572	2,119	1,145
AM SAFE liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	28,986	28,271	28,986	28,271	28,986	28,271	28,271	0
Conversion of warrants to preferred shares							0	28,271
Change in fair value of derivative liabilities	744	(148)	744	(1,062)	744	(1,050)	715	0
Conversion of SAFE liability	29,730		29,730		29,730
Derivative warrant liabilities at the end	0	28,123	0	27,209	0	27,221	28,986	28,271
AM SAFE warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	1,989	1,729	1,989	1,729	1,989	1,729	1,729	0
Conversion of warrants to preferred shares							0	1,729
Change in fair value of derivative liabilities	(189)	129	(189)	218	(189)	293	260	0
Conversion of AM SAFE warrant to equity classification	1,800		1,800		1,800
Derivative warrant liabilities at the end	0	1,858	0	1,947	0	2,022	1,989	1,729
Brookfield SAFE
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	50,000	$ 0	50,000	$ 0	50,000	$ 0	0
Conversion of warrants to preferred shares							50,000
Change in fair value of derivative liabilities	(30,600)		(15,850)		(26,650)		0
Derivative warrant liabilities at the end	19,400		34,150		23,350		50,000	$ 0
Forward Contracts
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	0		0		0
Change in fair value of derivative liabilities	44,593
Derivative warrant liabilities at the end	44,593						0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value			(26,743)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings			(26,743)
Fixed Maturity Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	0		0		0
Change in fair value of derivative liabilities	6,967		6,737		7,020
Derivative warrant liabilities at the end	6,967		6,737		7,020		0
Shortfall Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	0		0		0
Change in fair value of derivative liabilities	5,104		3,063		3,063
Conversion of AM SAFE warrant to equity classification			3,063		3,063
Derivative warrant liabilities at the end	5,104		0		0		0
Private placement warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at the beginning	0		0		0
Change in fair value of derivative liabilities	477		3,199		2,912
Recognized as a result of the Business Combination	(2,148)		(2,148)		(2,148)
Derivative warrant liabilities at the end	$ 2,626		$ 5,347		$ 5,060		$ 0